Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Summary of Basic and Diluted Earnings Per Share

	2021	2020	2019
Numerator:
Profit attributable to owners of the Company	5,031,098	4,237,086	3,246,487
Denominator:
Weighted average number of shares (*)	2,183,106,193	2,183,106,193	2,183,922,483
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	2.30	1.94	1.49

Numerator:
Profit from continuing operations attributable to owners of the Company	5,031,098	4,237,086	2,474,051
Denominator:
Weighted average number of shares (*)	2,183,106,193	2,183,106,193	2,183,922,483
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	2.30	1.94	1.14

Numerator:
Profit from discontinuing operations attributable to owners of the Company	—	—	772,436
Denominator:
Weighted average number of shares (*)	2,183,106,193	2,183,106,193	2,183,922,483
Basic and diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	—	—	0.35
(*)	Refer to Note 27 - Treasury shares